Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 04, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 165,777	$ 57,972
Restricted cash	4,650
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 170,427	$ 57,972	$ 113,417	$ 25